EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	GOLD MINING — 38.6%
178,540	Agnico Eagle Mines Ltd.	$12,471,019
2,008,728	B2Gold Corp.	9,943,204
150,000	B2Gold Corp.[1]	741,320
506,992	Barrick Gold Corp.	11,341,411
270,000	Equinox Gold Corp.*1	2,580,075
150,000	Equinox Gold Corp.*	1,435,500
657,687	Evolution Mining Ltd.[1]	2,377,424
1,038,000	Gold Fields Ltd. - ADR	9,684,540
100,005	Kinross Gold Corp.	698,035
50,000	Newcrest Mining Ltd.[1]	959,878
96,000	Newmont Corp.	5,721,600
8,524,400	OceanaGold Corp.*1	14,998,358
100,000	OceanaGold Corp.*	176,000
60,000	Polymetal International PLC	1,299,630
5,000	Polyus PJSC - GDR	472,750
5,963,900	Premier Gold Mines Ltd.*1	14,737,194
704,769	Pretium Resources, Inc.*	7,625,600
40,000	Pretium Resources, Inc.*1	431,655
		97,695,193
	ROYALTY COMPANIES — 34.9%
2,123,589	Elemental Royalties Corp.*1,2,3	2,524,128
3,000,000	Elemental Royalties Corp.*1,3	3,565,843
1,431,976	EMX Royalty Corp.*	4,811,439
92,096	Franco-Nevada Corp.	10,989,816
107,500	Lara Exploration Ltd.*1	57,163
755,000	Maverix Metals, Inc.	3,895,800
1,403,850	Metalla Royalty & Streaming Ltd.[1,3]	15,204,350
225,000	Metalla Royalty & Streaming Ltd.*1,2,3	2,436,855
267,231	Metalla Royalty & Streaming Ltd.[3]	2,872,733
2,200,000	Nomad Royalty Co., Ltd.[1]	1,840,788
4,666,651	Orogen Royalties, Inc.*1	1,167,758
750,000	Orogen Royalties, Inc.[1,2]	187,676
646,889	Osisko Gold Royalties Ltd.	7,245,157
323,120	Osisko Gold Royalties Ltd.[1]	3,610,717
93,200	Royal Gold, Inc.	9,961,216
1,650,000	Sandstorm Gold Ltd.*	10,659,000
15,000,000	Star Royalty*1,2	1,466,218
666,700	Vox Royalty Corp.*1,2	1,558,831
79,000	Wheaton Precious Metals Corp.	3,244,530

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ROYALTY COMPANIES (Continued)
25,000	Wheaton Precious Metals Corp.[1]	$1,026,744
		88,326,762
	PRECIOUS METALS DEVELOPMENTAL — 1.2%
398,550	Midas Gold Corp.*1	3,023,096
	PRECIOUS METALS EXPLORATION — 8.6%
1,611,182	Almadex Minerals Ltd.*1	258,283
1,299,000	Altus Strategies PLC*1	1,442,430
1,456,228	Aurion Resources Ltd.*1	1,070,421
1,361,182	Azucar Minerals Ltd.*1	149,019
766,600	Bellevue Gold Ltd.*1	585,862
726,320	Capitan Mining, Inc.*1,2	124,953
15,531,818	GBM Resources Ltd.*1,3	1,483,743
505,500	Harfang Exploration, Inc.*1	154,164
710,800	Irving Resources, Inc.*1	1,089,434
270,000	Irving Resources, Inc.*1,2	413,825
5,355,900	Magna Gold Corp.*1,3	4,313,870
8,442,000	Medgold Resources Corp.*1,3	462,105
736,000	Medgold Resources Corp.*1,2,3	40,288
5,395,400	Midland Exploration, Inc.*1,3	3,586,245
3,703,704	Mundoro Capital, Inc.*1,2,3	463,397
1,075,000	Revival Gold, Inc.*1	647,287
920,000	Revival Gold, Inc.*1,2	553,957
2,800,000	Riverside Resources, Inc.*1,2,3	503,597
4,616,124	Vista Gold Corp.*	4,523,802
8,200	Vista Gold Corp.*1	7,823
		21,874,505
	SILVER: EXPLORATION AND MINING — 12.3%
2,849,537	Fortuna Silver Mines, Inc.*	22,169,398
281,500	Pan American Silver Corp.	9,137,490
		31,306,888
	GOLD EXPLORATION — 2.3%
3,498,000	Adriatic Metals PLC*1	5,801,039
	TOTAL COMMON STOCKS
	(Cost $160,387,594)	248,027,483
	WARRANTS — 0.1%
	PRECIOUS METALS DEVELOPMENTAL — 0.0%
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022*1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Number of Shares		Value
WARRANTS (Continued)
PRECIOUS METALS EXPLORATION — 0.1%
1,336,000	Altus Strategies PLC, Expiration Date: April 18, 2023*1,2	$—
9,090,909	GBM Resources Ltd., Expiration Date: April 7, 2023*1,2	138,952
1,851,852	Mundoro Capital, Inc., Expiration Date: January 9, 2022*1,2	—
128,900	O3 Mining Corp., Expiration Date: March 16, 2022*1,2	—
497,000	Outcrop Gold Corp., Expiration Date: June 23, 2021*1,2	—
460,000	Revival Gold, Inc., Expiration Date: March 26, 2022*1,2	—
2,800,000	Riverside Resources, Inc., Expiration Date: March 19, 2021*1,2	146,853
285,805
ROYALTY COMPANIES — 0.0%
333,350	Vox Royalty Corp., Expiration Date: June 17, 2022*1,2	—
SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Expiration Date: March 16, 2021*1,2	—
TOTAL WARRANTS
	(Cost $0)	285,805

Principal Amount
	SHORT-TERM INVESTMENTS — 1.6%
$3,865,357	UMB Money Market Fiduciary, 0.01%[4]	3,865,357
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,865,357)	3,865,357
	TOTAL INVESTMENTS — 99.6%
	(Cost $164,252,951)	252,178,645
	Other Assets in Excess of Liabilities — 0.4%	1,133,005
	TOTAL NET ASSETS — 100.0%	$253,311,650

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,559,530, which represents 4.17% of Net Assets.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2021 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

					Transfer
				Net	Prior Year	Change in
	Value			Realized	Unrealized	Unrealized
Fund/Security	Beginning		Sales	Gain	Appreciation	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	(Loss)	(Depreciation)	(Depreciation)	of Period	Income*
Gold Fund
GBM Resources Ltd.	$1,692,157	$-	$-	$-	$-	$(208,414)	$1,483,743	$-
Magna Gold Corp.	4,288,899	-	(69,425)	48,616	-	45,780	4,313,870	-
Medgold Resources Corp..	327,220	-	-	-	-	175,173	502,393	-
Metalla Royalty and Streaming Ltd. (1)	14,262,236	-	(386,934)	281,549	(3,786,185)	(10,370,666)	-	-
Midland Exploration Inc.	3,644,720	-	-	-	-	(58,475)	3,586,245	-
Mundoro Capital, Inc.	444,789	-	-	-	-	18,608	463,397	-
Riverside Resources, Inc.	493,883	-	-	-	-	9,714	503,597	-
Total	$25,153,904

Elemental Royalties Corp. (2)	2,311,194	3,508,340	-	-	(933,525)	1,203,962	6,089,971	-

Total				$330,165		$(9,184,318)	$16,943,216	$-

	Shares				Shares
Fund/Security	Beginning				End
Description	of Period	Purchases	Sales	Stock Split	of Period
Gold Fund
GBM Resources Ltd.	15,531,818	-	-	-	15,531,818
Magna Gold Corp.	5,442,000	-	(86,100)	-	5,355,900
Medgold Resources Corp.	9,178,000	-	-	-	9,178,000
Metalla Royalty and Streaming Ltd.(1)	1,926,081	-	(30,000)		1,896,081
Midland Exploration, Inc.	5,395,400	-	-	-	5,395,400
Mundoro Capital, Inc.	3,703,704	-	-	-	3,703,704
Riverside Resources, Inc.	2,800,000	-	-	-	2,800,000

Elemental Royalties Corp. (2)	2,123,589	3,000,000	-	-	5,123,589

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.